CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net loss	$ (3,347,757)	$ (3,436,431)	$ (4,920,115)	$ (3,797,573)	$ (34,849,277)
Adjustments to reconcile net loss to net cash used in operating activities:
Realization of cumulative translation adjustment			(1,227,656)
Bad debt (recovery) expense				(40,524)	2,935,063
Change in fair value of derivative instruments	552,953	167,853	(591,039)	(7,144,983)	5,457,550
Depreciation and amortization expense	94,456	162,358	303,916	461,073	1,020,376
Impairment of assets held for sale					4,635,489
Gain on the disposal of assets held for sale				(781,760)
Gain of the disposal of property and equipment		(66,626)	(66,626)
Share-based compensation expense	652,589	1,060,705	1,894,099	2,565,961	2,513,159
Deferred income taxes	20,949	166,538	195,529
Non-cash interest expense	70,473	40,470	122,342		4,653,633
Changes in operating assets and liabilities:
Accounts receivable	892,581	979,612	1,991,801	20,748	1,279,875
Unbilled accounts receivable	419,811	(1,765,096)	(1,093,234)	987,408	5,408,216
Prepaid expenses and other current assets	355,878	248,707	367,149	1,481,150	(650,722)
Accounts payable	1,292,796	617,014	251,561	(1,682,461)	1,245,975
Accrued expenses and other liabilities	(366,136)	408,088	(418,076)	(391,904)	(8,513,914)
Deferred revenue	(873,580)	(495,571)	867,443	514,312
Net cash used in operating activities	(234,987)	(1,912,379)	(2,322,906)	(7,808,553)	(14,864,577)
Investing activities
Purchases of property and equipment	(70,581)			(71,439)	(374,581)
Proceeds from the disposal of assets held for sale				1,758,960
Proceeds from the sale of property and equipment		67,400	67,400
Proceeds from sales of short-term investments					3,130,588
Net cash provided by investing activities	(70,581)	67,400	67,400	1,687,521	2,756,007
Financing activities
Proceeds from issuance (repayment) of debt	(249,999)	2,500,000	2,500,000		(11,439)
Proceeds from revolving credit agreement	(162,364)		1,330,507
Deferred financing costs		(216,460)	(216,460)
Change in restricted cash requirements		100,000	100,000		(100,000)
Proceeds from issuance of common stock and warrants	3,810,403	38,983	38,984	5,855,689	21,601,075
Other		(32,960)	(32,960)	(74,361)	(29,184)
Net cash provided by financing activities	3,398,040	2,389,563	3,720,071	5,781,328	21,460,452
Effects of exchange rates on cash	(4,080)	(4,434)	181	(208,852)	(240,122)
Increases (decreases) in cash and cash equivalents	3,088,392	540,150	1,464,746	(548,556)	9,111,760
Cash and cash equivalents, at beginning of year	12,701,517	11,236,771	11,236,771	11,785,327	2,673,567
Cash and cash equivalents, at end of year	15,789,909	11,776,921	12,701,517	11,236,771	11,785,327
Supplemental disclosure of cash flow information
Cash paid for interest	129,345	73,911	220,219	54,573	1,234,142
Cash paid for income taxes				10,630
Noncash financing activity
Value of warrants issued to lender in connection with loan		69,876	69,876
Value of warrants issued in connection with issuance of common stock				$ 668,640	$ 2,070,146